Expense Example - VIPMidCapPortfolio-InvestorPRO - VIPMidCapPortfolio-InvestorPRO - VIP Mid Cap Portfolio - VIP Mid Cap Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798